Rehabilitation and Closure Cost Provision - Description of Changes to the Reclamation (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Description Of Closure And Rehabilitation Provisions [Abstract]
Beginning balance	$ 1,952	$ 1,014
Accretion expense	160	85
Increase in provision	195	871
Foreign exchange fluctuation	46	(18)
Ending balance	$ 2,353	$ 1,952